COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Future Aggregate Minimum Lease Payments Required Under Operating Lease	The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2015:

(in US$ thousands)	Amount
2016	302
2017	53

$355

Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements

The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2015.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2016	$—	$1,500	$1,500
After 2016	5,000	—	5,000

	$5,000	$1,500	$6,500